united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA  02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/18

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund
Miller Convertible Plus Fund
Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2018

1-877- 441- 4434
www.TheMillerFamilyOfFunds.com

Investment Advisor
Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholder,

Over the last six months, all share classes of the Miller Family of Funds outperformed corporate bonds but underperformed stocks. The results since inception were similar with all share classes outperforming the Bloomberg Barclays US Aggregate Bond Index but underperforming the S&P 500 Total Return Index. Our funds’ performance for the six months ending April 30, 2018 and since inception is as follows:

	Six Months Ending	Annualized Since
Miller Convertible Bond Fund	April 30, 2018	Inception
A shares (MCFAX.LW)	.63%	6.02% (12/27/07)
I shares (MCIFX)	.81%	6.59% (12/27/07)
C shares (MCFCX)	.31%	6.51% (12/01/09)

	Six Months Ending	Annualized Since
Miller Convertible Plus Fund	April 30, 2018	Inception
A shares (MCPAX)	1.89%	8.41% (12/31/14)
I shares (MCPIX)	1.97%	8.65% (12/31/14)
C shares (MCCCX)	1.48%	7.54% (12/31/14)

	Six Months Ending	Annualized Since
Miller Intermediate Bond Fund	April 30, 2018	Inception
A shares (MIFAX)	.86%	4.57% (12/31/14)
I shares (MIFIX)	.98%	4.80% (12/31/14)
C shares (MIFCX)	.48%	3.97% (12/31/14)

The funds’ total assets under management for the period ended 04/30/2018 were as follows:

Miller Convertible Bond Fund	$1,002,965,142
Miller Convertible Plus Fund	$127,979,950
Miller Intermediate Bond Fund	$132,211,658

Convertible Market Review

Over the last six months ending April 30th , the Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) and the S&P 500 Total Return Index were up 2.34% and 3.82% respectively, while the Bloomberg Barclays US Aggregate Bond Index was down -1.87%. Convertible performance was helped by the performance of the underlying equities and higher volatility. This was only partially offset by higher interest rates and higher credit spreads. Note the following definitions:

●	The Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) represents all US convertibles, excluding mandatory convertibles, small issues and bankruptcies

●	The Bloomberg/Barclays US Aggregate Bond Index represents most investment grade bonds traded in the United States

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market

●	A credit spread is the difference in yield between a US Treasury bond and a debt security with the same maturity but of lesser quality

Please note: Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses, or sales charges.

The equity and convertible bond markets continued to move higher over the last six months. However, these moves were accompanied by higher volatility. After reaching a record low in November, the VIX, a market indicator of stock volatility, had its largest one-day jump in history. On February 5th of this year, the VIX was up over 130%, forcing many investors out of the short volatility trade that had been popular over the last few years. The source of stock market volatility was the prospect of higher inflation. In late April of this year, the ten-year US Treasury yield hit 3%, a level not seen since 2014. The combination of higher equity prices and higher yields provided an ideal scenario for new issuance which thrived during the last six months.

Miller Convertible Bond Fund

The Miller Convertible Bond Fund underperformed the V0A0 Index and the S&P 500 Total Return Index but outperformed the Bloomberg Barclays US Aggregate Bond Index for the six months ending April 30, 2018. The fund had an underweight allocation to investment grade convertibles which led to underperformance versus the V0A0 index. The fund’s underweight positions in consumer discretionary and healthcare contributed to underperformance versus the S&P 500 Total Return Index. In a period of rising rates, the fund’s lower duration led to outperformance when compared to the Bloomberg Barclays US Aggregate Bond Index.

The fund’s position in Sucampo Pharmaceuticals (2.48% weight)1 produced over a 24% gain within the six months ending April 30, 2018. On the negative side, the fund’s position in Aceto Corporation (.83% weight)1 resulted in a 33.17% loss in this time period.

[1]	Sucampo Pharmaceutical was sold on 2/27/18 . Aceto Corporation was sold on 4/24/2018.

The fund remains well diversified with 85 positions, the largest of which accounts for 3.2 percent of assets. Given the market volatility, returns varied widely. As a result, the largest drawdown, or peak to trough decline, was 4.67%.

Miller Convertible Plus Fund

The results for the Miller Convertible Plus Fund were better, nearly matching the performance of the V0A0 index. Though the fund did outperform the Bloomberg Barclays US Aggregate Bond Index, it underperformed the S&P 500 Total Return Index. The fund’s use of leverage and its overweight positions in the energy and financial sectors were positive contributors to performance. Underweight allocations to consumer staples and technology were detractors from performance.

The Miller Convertible Plus Fund’s top performing position was Portfolio Recovery Group (.80% weight) which returned 24.46% through six months ending April 30, 2018. Similar to the other funds in the Miller Family, The Miller Convertible Plus Fund’s worst position was in Aceto Corporation (.93% weight)2 which resulted in a 33.15% loss in this time period.

The fund is diversified with 47 positions, the largest being Cowen Group which represents five percent of the fund’s assets. Because the fund uses leverage, it tends to be the most volatile in the Miller Family of Funds. During the last six months, the largest drawdown in the Miller Convertible Plus Fund was 6.92%.

Miller Intermediate Bond Fund

During the period, the Miller Intermediate Bond Fund lagged the Miller Convertible Plus Fund but outperformed the Miller Convertible Bond Fund. It also underperformed the V0A0 Index and the S&P 500 Total Return Index, while it outperformed the Bloomberg Barclays US Aggregate Bond Index. The Fund’s underweight exposure to technology and consumer staples led to its underperformance versus the V0A0 index. Underweight allocations to consumer discretionary and technology led to underperformance versus the S&P 500 Total Return Index.

The Miller Intermediate Bond Fund’s best and worst positions were the same as those in the Miller Convertible Bond Fund. The Fund gained 24.29% in Sucampo Pharmaceuticals (1.31% weight)3 within the period of this report but lost 33.15% in Aceto Corporation (.44% weight)3.

The Miller Intermediate Bond Fund has 52 positions and the largest position is a US Two Year Treasury Note which represents 4.1% of the fund’s assets. Though the fund had individual positions with volatile returns, a large allocation to US Treasuries helped dampen the volatility of returns. As a result, the fund’s largest drawdown for the six months was only 2.90%.

[2]	Aceto Corporation was sold on 4/24/18.

[3]	Sucampo Pharmaceutical was sold on 2/27/2018. Aceto Corporation was sold on 4/24/18.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not change our investment strategy regardless of what the current investment climate is. When investing in convertibles we only buy convertible bonds and notes (no convertible preferreds, mandatory preferreds, or other convertible structures) which typically offer the bond maturity with the return of principal within seven years of issuance. Before making an investment, we perform a thorough analysis of a company’s balance sheet and income statement. We seek to invest in profitable companies and we tend to avoid companies with unsafe debt loads. While we usually invest with the idea of holding bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occurs:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive investments are available

Because one of our key risk management practices involves careful limits on prices we pay, we tend not to purchase convertibles that trade at prices substantially above par and thus have significantly negative yields to the next liquidity date. This discipline often results in the elimination of some of the most equity-sensitive convertibles. As a result, our performance tends to lag broader equity indices in rising markets but seeks to decline less in falling stock markets. Our holdings span the convertible market, from investment-grade to high yield, small-cap to medium-cap, with a broad distribution of industries represented. A large percentage of the convertible bonds are not rated.

New Issuance

The new issue market remained robust over the last six months as both stocks and interest rates moved higher. Over $20 billion of new paper came to the market in the last six months. Some of the new issues that met our criteria were convertible bonds issued by:

●	Supernus Pharmaceuticals (1.4% weight)[4], a developer and marketer of drugs for the treatment of central nervous system diseases and disorders

●	Helix Energy Solutions (2.4% weight)[4], a contractor and operator of offshore oil and gas properties and production facilities

●	Patrick Industries (1% weight)[4], manufacturer and distributor of building products for the housing, automotive, manufacturing, and recreational vehicle markets

●	Granite Point Mortgage Trust (.29% weight)[4], originates, manages, and invests in senior floating- rate commercial mortgage loans

Potential catalysts for continued strength in convertible issuance include rising interest rates, widening credit spreads, and higher stock prices.

As we look ahead, we continue to believe that a balanced portfolio of convertible bonds offers investors the best of both worlds: upside participation to improving equity markets and capital preservation at

[4]	Percentages in the parentheses after the holdings are as of 4/30/2018 for all funds.

maturity should the equity markets correct. As always, we thank you for your confidence and trust in our management services.

Sincerely,

Greg Miller, Portfolio Manager
Darlene Murphy, Portfolio Manager
Michael Miller, Portfolio Manager

2072-NLD-5/30/2018
DM05302018-1-139

Miller Convertible Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2018

Total Returns as of April 30, 2018
			Annualized

		One	Five	Ten	Since Inception *	Since Inception **
	Six Months	Year	Years	Years	(Class A and I)	(Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	0.63%	4.79%	6.17%	6.18%	6.02%	—
Class A, with sales charge of 5.75%	(5.12)%	(1.26)%	4.92%	5.56%	5.42%	—
Class I	0.81%	5.33%	6.68%	6.75%	6.59%	—
Class C	0.31%	4.21%	5.61%	—	—	6.51%
Bloomberg Barclays Aggregate Bond Index	(1.87)%	(0.32)%	1.47%	3.57%	3.73%	3.00%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed -rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2018, including underlying funds, are 1.45%, 0.95%, and 1.95% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Convertible Plus Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2018

Total Returns as of April 30, 2018
			Annualized

	Six Months	One Year	Three Years	Since Inception*
Miller Convertible Plus Fund:
Class A, without sales charge	1.89%	6.65%	5.53%	8.41%
Class A, with sales charge of 5.75%	(3.96)%	0.50%	3.46%	6.49%
Class I	1.97%	6.85%	5.78%	8.65%
Class C	1.48%	5.70%	4.68%	7.54%
Bloomberg Barclays Aggregate Bond Index	(1.87)%	(0.32)%	1.07%	1.34%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed -rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2018, including underlying funds, are 4.33%, 4.15%, and 5.14% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Intermediate Bond Fund
PORTFOLIO REVIEW (Unaudited)
Since Inception through April 30, 2018

Total Returns as of April 30, 2018
			Annualized

	Six Months	One Year	Three Years	Since Inception*
Miller Intermediate Bond Fund:
Class A, without sales charge	0.86%	2.45%	3.30%	4.57%
Class A, with sales charge of 5.75%	(4.94)%	(3.47)%	1.29%	2.72%
Class I	0.98%	2.71%	3.54%	4.80%
Class C	0.48%	1.70%	2.64%	3.97%
Bloomberg Barclays Aggregate Bond Index	(1.87)%	(0.32)%	1.07%	1.34%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

The Bloomberg Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed -rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated March 1, 2018, including underlying funds, are 1.43%, 1.18%, and 2.18% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)	Maturity Date	Fair Value
CONVERTIBLE BONDS - 89.57%
AEROSPACE/DEFENSE - 0.56%
Kaman Corp. - 144A	$5,000,000	3.2500	5/1/2024	$5,631,815

AUTO MANUFACTURERS - 3.71%
General Motors Co. - Societe Generale SA Synthetic	20,773,000	0.0000	11/16/2021	20,953,725
Horizon Global Corp.	20,000,000	2.7500	7/12022	16,218,980
				37,172,705
BANKS - 2.55%
BofA Finance LLC	25,000,000	0.2500	5/1/2023	24,563,250
Deutsche Bank AG	1,000,000	1.0000	5/1/2023	1,003,690
				25,566,940
BIOTECHNOLOGY - 3.84%
ANI Pharmaceuticals, Inc.	16,441,000	3.0000	12/1/2019	18,294,443
Innoviva, Inc.	20,000,000	2.1250	1/15/2023	20,191,120
				38,485,563
BUILDINGS MATERIALS - 1.15%
Patrick Industries, Inc. - 144A	12,000,000	1.0000	2/1/2023	11,568,552

COMMERCIAL SERVICES - 0.10%
Huron Consulting Group, Inc.	1,000,000	1.2500	10/1/2019	944,430
Macquarie Infrastructure Corp.	100,000	2.0000	10/1/2023	90,139
				1,034,569
COMPUTERS - 3.36%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	23,583,000	0.0000	3/17/2023	22,203,395
Electronics For Imaging, Inc.	10,000,000	0.7500	9/1/2019	9,665,760
Intel Corp - Wells Fargo & Co. Synthetic	1,000,000	0.0000	6/5/2020	1,799,300
				33,668,455
DIVERSIFIED FINANCIAL SERVICES - 6.97%
Cowen, Inc. - 144A	24,000,000	3.0000	12/15/2022	26,507,304
Encore Capital Group, Inc.	4,510,000	2.8750	3/15/2021	4,505,490
Granite Point Mortgage Trust, Inc. - 144A	1,000,000	5.6250	12/1/2022	987,042
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	23,364,000	4.1250	9/1/2022	22,464,486
PRA Group, Inc.	15,000,000	3.0000	8/1/2020	14,428,125
PRA Group, Inc. - 144A	1,000,000	3.5000	6/1/2023	1,043,871
				69,936,318
ELECTRONICS - 2.67%
II-VI, Inc. - 144A	1,000,000	0.2500	9/1/2022	1,069,500
OSI Systems, Inc.	13,000,000	1.2500	9/1/2022	11,797,500
TTM Technologies, Inc.	9,000,000	1.7500	12/15/2020	13,864,212
				26,731,212
ENERGY-ALTERNATE SOURCES - 2.98%
Green Plains, Inc.	10,000,000	4.1250	9/1/2022	10,000,000
NextEra Energy Partners LP - 144A	20,000,000	1.5000	9/15/2020	19,924,880
				29,924,880
ENGINEERING & CONSTRUCTION - 2.47%
Tutor Perini Corp.	24,000,000	2.8750	6/15/2021	24,802,104

FOREST PRODUCTS & PAPER - 1.25%
International Paper Co - Wells Fargo & Co. Synthetic	13,000,000	0.0000	6/10/2020	12,580,100

HEALTHCARE-PRODUCTS - 1.24%
Trinity Biotech Investment Ltd.	15,600,000	4.0000	4/1/2045	12,432,389

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)	Maturity Date	Fair Value
CONVERTIBLE BONDS - 89.57% (Continued)
HOME BUILDERS - 3.26%
KB Home	$1,000,000	1.3750	2/1/2019	$1,081,250
LGI Homes, Inc.	9,840,000	4.2500	11/15/2019	31,627,826
				32,709,076
INSURANCE - 4.44%
AmTrust Financial Services, Inc.	21,476,000	2.7500	12/15/2044	19,738,721
HCI Group, Inc.	1,582,000	3.8750	3/15/2019	1,601,785
HCI Group, Inc. - 144A	24,000,000	4.2500	3/1/2037	23,215,728
				44,556,234
INTERNET - 3.15%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	29,642,000	0.0000	4/21/2023	29,674,606
Chegg, Inc. - 144A	100,000	0.2500	5/15/2023	108,959
Quotient Technology, Inc. - 144A	1,750,000	1.7500	12/1/2022	1,846,544
				31,630,109
INVESTMENT COMPANIES - 0.39%
BlackRock Capital Investment Corp.	1,000,000	5.0000	6/15/2022	1,029,329
Goldman Sachs BDC, Inc.	698,000	4.5000	4/1/2022	707,668
New Mountain Finance Corp.	1,000,000	5.0000	6/15/2019	1,024,629
TCP Capital Corp.	100,000	4.6250	3/1/2022	101,040
TPG Speciality Lending, Inc.	1,000,000	4.5000	8/1/2022	1,020,733
				3,883,399
MISCELLANEOUS MANUFACTURING - 2.04%
General Electric Co. - Barclays Bank PLC Synthetic	23,000,000	0.0000	8/18/2021	20,470,000

OIL & GAS- 3.98%
Helix Energy Solutions Group, Inc.	18,000,000	4.1250	9/15/2023	20,820,492
Oasis Petroleum, Inc.	1,000,000	2.6250	9/15/2023	1,180,200
PDC Energy, Inc.	17,847,000	1.1250	9/15/2021	17,952,297
				39,952,989
PHARMACEUTICALS - 3.36%
Jazz Investments I, Ltd.	6,000,000	1.8750	8/15/2021	6,281,580
Jazz Investments I, Ltd. - 144A	18,000,000	1.5000	8/15/2024	17,823,060
Supernus Pharmaceuticals, Inc. - 144A	8,000,000	0.6250	4/1/2023	8,717,968
Teva Pharmaceuticals Finance Co. LLC	1,000,000	0.2500	2/1/2026	882,499
				33,705,107
PRIVATE EQUITY - 2.04%
Hercules Capital, Inc.	20,000,000	4.3750	2/1/2022	20,375,260

REITS - 11.29%
Apollo Commercial Real Estate Finance, Inc.	24,000,000	4.7500	8/23/2022	24,084,000
Arbor Realty Trust, Inc.	15,000,000	5.3750	11/15/2020	15,227,250
Blackstone Mortgage Trust, Inc.	14,000,000	4.3750	5/5/2022	13,756,274
New York Mortgage Trust, Inc.	20,000,000	6.2500	1/15/2022	20,050,000
PennyMac Corp.	13,000,000	5.3750	5/1/2020	13,048,724
Redwood Trust, Inc.	13,000,000	4.7500	8/15/2023	12,559,274
Western Asset Mortgage Capital Corp.	14,554,000	6.7500	10/1/2022	14,535,284
				113,260,806
RETAIL - 0.58%
EZCORP, Inc.	1,000,000	2.1250	6/15/2019	1,059,000
Vitamin Shoppe, Inc.	6,300,000	2.2500	12/1/2020	4,733,429
				5,792,429
SEMICONDUCTORS - 11.55%
Cypress Semiconductor Corp. - 144A	1,000,000	2.0000	2/1/2023	1,035,365
Inphi Corp.	17,000,000	0.7500	9/1/2021	15,681,446
Integrated Device Technology, Inc.	17,000,000	0.8750	11/15/2022	18,390,634
ON Semiconductor Corp.	1,000,000	1.0000	12/1/2020	1,327,365
ON Semiconductor Corp.	20,000,000	1.6250	10/15/2023	25,808,360
Rambus, Inc. - 144A	19,000,000	1.3750	2/1/2023	18,938,250
Rovi Corp.	10,500,000	0.5000	3/1/2020	10,165,449
Synaptics, Inc. - 144A	26,000,000	0.5000	6/15/2022	24,351,522
Veeco Instruments, Inc.	100,000	2.7000	1/15/2023	89,153
				115,787,544

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)		Maturity Date	Fair Value
CONVERTIBLE BONDS - 89.57% (Continued)
SOFTWARE - 0.05%
CSG Systems International, Inc.	$500,000	4.2500		3/15/2036	$539,002

TELECOMMUNICATIONS - 4.77%
CalAmp Corp.	3,000,000	1.6250		5/15/2020	3,044,400
Finisar Corp.	24,000,000	0.5000		12/15/2036	21,658,368
Viavi Solutions, Inc.	23,000,000	1.0000		3/1/2024	23,139,380
					47,842,148
TRANSPORTATION - 5.82%
Aegean Marine Petroleum Network, Inc.	23,000,000	4.2500		12/15/2021	15,238,604
Air Transport Services Group, Inc. - 144A	24,000,000	1.1250		10/15/2024	22,796,448
Atlas Air Worldwide Holdings, Inc.	16,000,000	2.2500		6/1/2022	18,799,456
Echo Global Logistics, Inc.	1,000,000	2.5000		5/1/2020	1,021,533
Kansas City Southern - Goldman Sachs Group, Inc. Synthetic	500,000	0.0000		2/16/2021	468,330
					58,324,371

TOTAL CONVERTIBLE BONDS (Cost - $871,405,739)					898,364,076

	Shares	Dividend Rate (%)
OTHER CONVERTIBLE NOTES - 3.31%
REITS - 3.31%
Great Ajax Corp.	627,755	7.2500		4/30/2024	15,693,875
Sutherland Asset Management Corp.	700,000	7.0000		8/15/2023	17,500,000
TOTAL OTHER CONVERTIBLE NOTES (Cost - $33,323,149)					33,193,875

	Principal	Interest Rate%
U.S. TREASURY OBLIGATIONS - 2.81%
United States Treasury Notes	$5,000,000	0.7500		10/31/2018	4,967,871
United States Treasury Notes	5,000,000	0.7500		2/15/2019	4,942,578
United States Treasury Notes	1,000,000	1.0000		6/30/2019	984,805
United States Treasury Notes	6,000,000	1.1250		2/28/2021	5,757,187
United States Treasury Notes	6,000,000	1.3750		10/31/2020	5,826,914
United States Treasury Notes	6,000,000	1.6250		11/15/2022	5,709,375
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $28,844,153)					28,188,730

	Shares
SHORT-TERM INVESTMENTS - 2.84%
MONEY MARKET FUND - 2.84%
Milestone Treasury Obligations Portfolio - Institutional Class	28,451,715	1.4800	+		28,451,715
TOTAL SHORT-TERM INVESTMENTS (Cost - $28,451,715)

TOTAL INVESTMENTS - 98.53% (Cost - $962,024,756)					$988,198,396
OTHER ASSETS LESS LIABILITIES - 1.47%					14,766,746
NET ASSETS - 100.00%					$1,002,965,142

+	Variable rate security. Interest rate is as of April 30, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A - Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
% of Net
Sector	Assets
Financial	30.98%
Technology	14.96%
Industrial	14.71%
Consumer, Cyclical	11.75%
Consumer, Non cyclical	8.54%
Energy	6.97%
Communications	4.97%
Government	2.81%
Short-Term Investments	2.84%
Other Assets Less Liabilities	1.47%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)	Maturity Date	Fair Value
CONVERTIBLE BONDS - 132.27%
AEROSPACE/DEFENSE - 2.64%
Kaman Corp. - 144A *	$3,000,000	3.2500	5/1/2024	$3,379,089

AUTO MANUFACTURERS - 3.55%
General Motors Co. - Societe Generale SA Synthetic *	4,500,000	0.0000	11/16/2021	4,539,150

AUTO PARTS & EQUIPMENT - 0.82%
Horizon Global Corp. *	1,299,000	2.7500	7/1/2022	1,053,423

BANKS - 3.84%
BofA Finance LLC *	5,000,000	0.2500	5/1/2023	4,912,650

BIOTECHNOLOGY - 2.37%
Innoviva, Inc. *	3,000,000	2.1250	1/15/2023	3,028,668

BUILDING MATERIALS - 0.75%
Patrick Industries, Inc. - 144A *	1,000,000	1.0000	2/1/2023	964,046

COMPUTERS - 3.68%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic *	5,000,000	0.0000	3/17/2023	4,707,500

DIVERSIFIED FINANCIAL SERVICES - 10.60%
Cowen, Inc. - 144A *	5,770,000	3.0000	12/15/2022	6,372,798
Hannon Armstrong Sustainable Infrastructure Capital, Inc. *	5,400,000	4.1250	9/1/2022	5,192,100
PRA Group, Inc. *	1,000,000	3.0000	8/1/2020	961,875
PRA Group, Inc. - 144A *	1,000,000	3.5000	6/1/2023	1,043,871
				13,570,644
ELECTRONICS - 5.31%
II-VI, Inc. - 144A *	4,200,000	0.2500	9/1/2022	4,491,900
TTM Technologies, Inc. *	1,500,000	1.7500	12/15/2020	2,310,702
				6,802,602
ENERGY-ALTERNATE SOURCES - 3.90%
Green Plains, Inc. *	1,000,000	4.1250	9/1/2022	1,000,000
NextEra Energy Partners LP - 144A *	4,000,000	1.5000	9/15/2020	3,984,976
				4,984,976
ENGINEERING & CONSTRUCTION - 4.04%
Tutor Perini Corp. *	5,000,000	2.8750	6/15/2021	5,167,105

HEALTHCARE-PRODUCTS - 3.11%
Trinity Biotech Investment Ltd. *	5,000,000	4.0000	4/1/2045	3,984,740

HOME BUILDERS - 3.52%
LGI Homes, Inc. *	1,400,000	4.2500	11/15/2019	4,499,894

INSURANCE - 9.20%
AmTrust Financial Services, Inc. *	6,500,000	2.7500	12/15/2044	5,974,189
HCI Group, Inc. - 144A *	6,000,000	4.2500	3/1/2037	5,803,932
				11,778,121
INTERNET - 6.43%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic *	5,500,000	0.0000	4/21/2023	5,506,050
Chegg, Inc. -144A *	2,500,000	0.2500	5/15/2023	2,723,963
				8,230,013
MISCELLANEOUS MANUFACTURING - 1.74%
General Electric Co. - Barclays Bank PLC Synthetic *	2,500,000	0.0000	8/18/2021	2,225,000

OIL & GAS - 7.49%
Helix Energy Solutions Group, Inc. *	5,000,000	4.1250	9/15/2023	5,783,470
PDC Energy, Inc. *	3,772,000	1.1250	9/15/2021	3,794,255
				9,577,725

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)	Maturity Date	Fair Value
CONVERTIBLE BONDS - 132.27% (Continued)
PHARMACEUTICALS - 8.94%
Jazz Investments I, Ltd. - 144A *	$5,500,000	1.5000	8/15/2024	$5,445,935
Supernus Pharmaceuticals, Inc. -144A *	5,500,000	0.6250	4/1/2023	5,993,603
				11,439,538
PRIVATE EQUITY - 3.25%
Hercules Capital, Inc. *	4,075,000	4.3750	2/1/2022	4,151,459

REITS - 15.58%
Apollo Commercial Real Estate Finance, Inc. *	5,142,000	4.7500	8/23/2022	5,159,997
Arbor Realty Trust, Inc. *	3,834,000	5.3750	11/15/2020	3,892,085
New York Mortgage Trust, Inc. *	3,015,000	6.2500	1/15/2022	3,022,537
Redwood Trust, Inc. *	4,000,000	4.7500	8/15/2023	3,864,392
Western Asset Mortgage Capital Corp. *	4,000,000	6.7500	10/1/2022	3,994,856
				19,933,867
SEMICONDUCTORS - 13.13%
Integrated Device Technology, Inc. *	2,000,000	0.8750	11/15/2022	2,163,604
ON Semiconductor Corp. *	3,500,000	1.6250	10/15/2023	4,516,463
Rambus, Inc. - 144A *	5,000,000	1.3750	2/1/2023	4,983,750
Synaptics, Inc. - 144A *	5,500,000	0.5000	6/15/2022	5,151,283
				16,815,100
TELECOMMUNICATIONS - 8.16%
Finisar Corp. *	6,000,000	0.5000	12/15/2036	5,414,592
Viavi Solutions, Inc. *	5,000,000	1.0000	3/1/2024	5,030,300
				10,444,892
TRANSPORTATION - 10.22%
Aegean Marine Petroleum Network, Inc. *	5,500,000	4.2500	12/15/2021	3,644,014
Air Transport Services Group, Inc. -144A *	5,000,000	1.1250	10/15/2024	4,749,260
Atlas Air Worldwide Holdings, Inc. *	4,000,000	2.2500	6/1/2022	4,699,864
				13,093,138
TOTAL CONVERTIBLE BONDS (Cost - $164,506,227)				169,283,340

	Shares	Dividend Rate (%)
OTHER CONVERTIBLE NOTES - 7.23%
REITS - 7.23%
Great Ajax Corp. *	210,000	7.2500	4/30/2024	5,250,000
Sutherland Asset Management Corp. *	160,000	7.0000	8/15/2023	4,000,000
TOTAL OTHER CONVERTIBLE NOTES (Cost - $9,255,035)				9,250,000

	Principal	Interest Rate%
U.S. TREASURY OBLIGATIONS - 2.24%
United States Treasury Notes *	$1,000,000	0.8750	5/15/2019	985,488
United States Treasury Notes *	1,000,000	1.2500	3/31/2021	961,621
United States Treasury Notes *	1,000,000	1.2500	7/31/2023	924,063
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $2,962,571)				2,871,172

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Security	Shares	Interest Rate (%)		Fair Value
SHORT-TERM INVESTMENTS - 7.87%
MONEY MARKET FUND - 7.87%
Milestone Treasury Obligations Portfolio - Institutional Class	10,066,966	1.4800	+	$10,066,966
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,066,966)

TOTAL INVESTMENTS - 149.61% (Cost - $186,790,799)				$191,471,478
LIABILITIES IN EXCESS OF OTHER ASSETS - (49.61)%				(63,491,528)
NET ASSETS - 100.0%				$127,979,950

+	Variable rate security. Interest rate is as of April 30, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

*	All or a portion of this security is segregated as collateral for the Line of Credit as of April 30, 2018.

	Notional	Termination	Payable for Open Swap
TOTAL RETURN SWAP	Amount	Date	Contracts
Agreement with ReFlow Fund, LLC dated November 14, 2016 to receive total return of the Miller Convertible Plus Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 2.25% (4.16% at April 30, 2018).	$12,924,458	12/31/2018	$(91,906)

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
% of Net
Sector	Assets
Financial	49.68%
Industrial	24.72%
Technology	16.82%
Consumer, Non-cyclical	14.42%
Consumer, Cyclical	12.19%
Energy	11.38%
Communications	10.29%
Government	2.24%
Short-Term Investments	7.87%
Liabilities in Excess of Other Assets	(49.61)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)	Maturity Date	Fair Value
CONVERTIBLE BONDS - 71.22%
AUTO MANUFACTURERS - 1.53%
General Motors Co. - Societe Generale SA Synthetic	$2,000,000	0.0000	11/16/2021	$2,017,400

BANKS - 2.08%
BofA Finance LLC	2,800,000	0.2500	5/1/2023	2,751,084

COMPUTERS - 1.99%
Apple, Inc. - JPMorgan Chase Financial Co., LLC Synthetic	2,800,000	0.0000	3/17/2023	2,636,200

DIVERSIFIED FINANCIAL SERVICES - 6.89%
Cowen, Inc. - 144A	3,100,000	3.0000	12/15/2022	3,423,860
Granite Point Mortgage Trust, Inc. - 144A	2,600,000	5.6250	12/1/2022	2,566,309
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,244,000	4.1250	9/1/2022	3,119,106
				9,109,275
ELECTRONICS - 1.17%
TTM Technologies, Inc.	1,000,000	1.7500	12/15/2020	1,540,468

ENERGY-ALTERNATE SOURCES - 2.26%
Green Plains, Inc.	1,000,000	4.1250	9/1/2022	1,000,000
NextEra Energy Partners LP - 144A	2,000,000	1.5000	9/15/2020	1,992,488
				2,992,488
ENGINEERING & CONSTRUCTION - 2.58%
Tutor Perini Corp.	3,300,000	2.8750	6/15/2021	3,410,289

FOREST PRODUCTS & PAPER - 1.17%
International Paper Co - Wells Fargo & Co. Synthetic	1,600,000	0.0000	6/10/2020	1,548,320

HEALTHCARE PRODUCTS - 1.21%
Trinity Biotech Investment, Ltd.	2,000,000	4.0000	4/1/2045	1,593,896

HOME BUILDERS - 1.46%
LGI Homes, Inc.	600,000	4.2500	11/15/2019	1,928,526

INSURANCE - 4.98%
AmTrust Financial Services, Inc.	4,000,000	2.7500	12/15/2044	3,676,424
HCI Group, Inc. - 144A	3,000,000	4.2500	3/1/2037	2,901,966
				6,578,390
INTERNET - 2.50%
Amazon.com, Inc.- JPMorgan Chase Financial Co., LLC Synthetic	3,300,000	0.0000	4/21/2023	3,303,630

INVESTMENT COMPANIES - 1.15%
Goldman Sachs BDC, Inc.	1,500,000	4.5000	4/1/2022	1,520,777

MISCELLANEOUS MANUFACTURING - 2.02%
General Electric Co. - Barclays Bank PLC Synthetic	3,000,000	0.0000	8/18/2021	2,670,000

OIL & GAS - 4.26%
Helix Energy Solutions Group, Inc.	2,700,000	4.1250	9/15/2023	3,123,074
PDC Energy, Inc.	2,500,000	1.1250	9/15/2021	2,514,750
				5,637,824

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

	Principal
Security	Amount	Interest Rate (%)	Maturity Date	Fair Value
CONVERTIBLE BONDS - 71.22% (Continued)
PHARMACEUTICALS - 4.31%
Jazz Investments, Ltd. - 144A	$3,000,000	1.5000	8/15/2024	$2,970,510
Supernus Pharmaceuticals, Inc. -144A	2,500,000	0.6250	4/15/2023	2,724,365
				5,694,875
PRIVATE EQUITY - 1.54%
Hercules Capital, Inc.	2,000,000	4.3750	2/1/2022	2,037,526

REITS - 12.88%
Apollo Commercial Real Estate Finance, Inc.	3,300,000	4.7500	8/23/2022	3,311,550
Arbor Realty Trust, Inc.	2,500,000	5.3750	11/15/2020	2,537,875
Blackstone Mortgage Trust, Inc.	2,500,000	4.3750	5/5/2022	2,456,477
New York Mortgage Trust, Inc.	2,500,000	6.2500	1/15/2022	2,506,250
PennyMac Corp.	2,600,000	5.3750	5/1/2020	2,609,745
Redwood Trust, Inc.	2,500,000	4.7500	8/15/2023	2,415,245
Western Asset Mortgage Capital Corp.	1,200,000	6.7500	10/1/2022	1,198,457
				17,035,599
SEMICONDUCTORS - 6.29%
Integrated Device Technology, Inc.	1,000,000	0.8750	11/15/2022	1,081,802
ON Semiconductor Corp.	1,500,000	1.6250	10/15/2023	1,935,627
Rambus, Inc. - 144A	2,500,000	1.3750	2/1/2023	2,491,875
Synaptics, Inc. - 144A	3,000,000	0.5000	6/15/2022	2,809,791
				8,319,095
TELECOMMUNICATIONS - 4.10%
Finisar Corp.	3,000,000	0.5000	12/15/2036	2,707,296
Viavi Solutions, Inc.	2,700,000	1.0000	3/1/2024	2,716,362
				5,423,658
TRANSPORTATION - 4.85%
Aegean Marine Petroleum Network, Inc.	2,475,000	4.2500	12/15/2021	1,639,806
Air Transport Services Group, Inc. - 144A	2,800,000	1.1250	10/15/2024	2,659,586
Atlas Air Worldwide Holdings, Inc.	1,800,000	2.2500	6/1/2022	2,114,939
				6,414,331
TOTAL CONVERTIBLE BONDS (Cost - $92,236,752)				94,163,651

	Shares	Dividend Rate (%)
OTHER CONVERTIBLE NOTES - 4.91%
REITS - 4.91%
Great Ajax Corp.	130,000	7.2500	4/30/2024	3,250,000
Sutherland Asset Management Corp.	130,000	7.0000	8/15/2023	3,250,000
TOTAL OTHER CONVERTIBLE NOTES (Cost - $6,504,157)				6,500,000

	Principal	Interest Rate%
U.S. TREASURY OBLIGATIONS - 21.66%
United States Treasury Notes	$5,500,000	0.8750	5/15/2019	5,420,186
United States Treasury Notes	1,800,000	1.1250	2/28/2021	1,727,156
United States Treasury Notes	2,300,000	1.2500	7/31/2023	2,125,344
United States Treasury Notes	600,000	1.3750	12/31/2018	596,859
United States Treasury Notes	350,000	1.3750	2/29/2020	343,157
United States Treasury Notes	5,500,000	1.3750	8/31/2020	5,354,229
United States Treasury Notes	5,200,000	1.3750	5/31/2021	5,005,305
United States Treasury Notes	600,000	1.5000	1/31/2022	574,195
United States Treasury Notes	2,300,000	1.5000	2/28/2023	2,167,076
United States Treasury Notes	4,900,000	1.6250	11/15/2022	4,662,656
United States Treasury Notes	700,000	1.6250	5/31/2023	661,117
TOTAL U.S. TREASURY OBLIGATIONS (Cost - $29,307,864)				28,637,280

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2018

Security	Shares	Interest Rate (%)		Fair Value
SHORT-TERM INVESTMENTS - 3.03%
MONEY MARKET FUND - 3.03%
Milestone Treasury Obligations Portfolio - Institutional Class	4,000,377	1.4800	+	$4,000,377
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,000,377)

TOTAL INVESTMENTS - 100.82% (Cost - $132,049,150)				$133,301,308
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.82)%				(1,089,650)
NET ASSETS - 100.00%				$132,211,658

+	Variable rate security. Interest rate is as of April 30, 2018.

LLC - Limited Liability Company

PLC - Public Limited Company

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2018
% of Net
Sector	Assets
Financial	34.43%
Industrial	10.62%
Technology	8.29%
Consumer, Cyclical	6.65%
Energy	6.53%
Consumer, Non-cyclical	5.51%
Communications	4.10%
Government	21.66%
Short-Term Investments	3.03%
Liabilities in Excess of Other Assets	(0.82)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2018

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$962,024,756	$186,790,799	$132,049,150
Investments in Securities at Fair Value	$988,198,396	$191,471,478	$133,301,308
Segregated Cash - Collateral for Loan	—	161,379	—
Receivable for Securities Sold	19,635,896	—	—
Receivable for Fund Shares Sold	1,623,622	16,600	63,550
Dividend and Interest Receivable	6,291,698	1,090,187	885,765
Prepaid Expenses and Other Assets	15,566	30,197	11,499
Total Assets	1,015,765,178	192,769,841	134,262,122

Liabilities:
Payable for Securities Purchased	10,763,334	2,900,767	1,947,031
Line of Credit Payable	—	61,000,000	—
Accrued Advisory Fees	612,268	181,964	86,793
Interest Payable	—	581,750	—
Accrued Distribution Fees	102,679	493	169
Payable for Open Swap Contracts	—	91,906	—
Payable for Fund Shares Redeemed	1,059,794	—	—
Accrued Expenses and Other Liabilities	261,961	33,011	16,471
Total Liabilities	12,800,036	64,789,891	2,050,464

Net Assets	$1,002,965,142	$127,979,950	$132,211,658

Composition of Net Assets:
At April 30, 2018, Net Assets consisted of:
Paid-in-Capital	$961,377,266	$121,182,126	$129,904,377
Undistributed Net Investment Income	34,822,913	3,422,704	2,628,935
Accumulated Net Realized Gain (Loss) from Security Transactions and Swaps	1,839,986	527,631	(408,883)
Net Unrealized Appreciation (Depreciation) on:
Investments	4,924,977	2,939,395	87,229
Swaps	—	(91,906)	—
Net Assets	$1,002,965,142	$127,979,950	$132,211,658

Net Asset Value Per Share
Class A Shares
Net Assets	$110,631,998	$895,480	$336,451
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	8,605,855	37,862	20,717
Net Asset Value and Redemption Price per Share	$12.86	$23.65	$16.24
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 5.75%)	$13.64	$25.09	$17.23

Class I Shares
Net Assets	$822,921,449	$126,697,525	$131,727,830
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	64,051,840	5,361,601	8,109,286
Net Asset Value, Offering and Redemption Price per Share	$12.85	$23.63	$16.24

Class C Shares
Net Assets	$69,411,695	$386,945	$147,377
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,438,533	16,532	9,017
Net Asset Value, Offering and Redemption Price per Share	$12.76	$23.41	$16.34

The accompanying notes are an integral part of these financial statements.

Miller Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2018

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$12,437,206	$2,331,940	$1,739,617
Dividend Income	1,149,377	330,313	231,562
Total Investment Income	13,586,583	2,662,253	1,971,179

Expenses:
Investment Advisory Fees	3,638,672	1,898,537	657,394
Distribution Fees (Class A)	269,463	987	248
Distribution Fees (Class C)	352,032	1,964	785
Shareholder Service Fees	288,241	10,238	7,991
Administration Fees	162,372	19,232	16,506
Custodian Fees	135,451	29,646	21,260
Transfer Agent Fees	98,892	25,191	25,763
Audit Fees	42,434	6,062	6,549
Trustees’ Fees	42,237	8,767	9,058
Registration and Filing Fees	39,563	24,726	27,199
Printing Expense	38,229	1,720	4,148
Legal Fees	24,933	3,732	5,589
Chief Compliance Officer Fees	17,309	2,472	2,967
Insurance Expense	10,675	1,526	1,647
Interest Expense	—	857,912	—
Miscellaneous Expenses	4,429	4,146	2,599
Total Expenses	5,164,932	2,896,858	789,703
Less: Fees Waived by Adviser	—	(743,056)	(62,524)
Net Expenses	5,164,932	2,153,802	727,179
Net Investment Income	8,421,651	508,451	1,244,000

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	14,955,473	2,469,054	558,944
Swaps	(1,004,841)	(136,666)	(2,023)
Total Net Realized Gain	13,950,632	2,332,388	556,921
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(15,226,422)	169,111	(332,891)
Swaps	(286,238)	(361,775)	2,022
Total Net Change in Unrealized Appreciation (Depreciation)	(15,512,660)	(192,664)	(330,869)
Net Realized and Unrealized Gain (Loss) on Investments	(1,562,028)	2,139,724	226,052

Net Increase in Net Assets Resulting From Operations	$6,859,623	$2,648,175	$1,470,052

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2018	October 31, 2017
	(Unaudited)
Operations:
Net Investment Income	$8,421,651	$55,335,908
Net Realized Gain on Investments and Swaps	13,950,632	18,087,212
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(15,512,660)	6,332,655
Net Increase in Net Assets Resulting From Operations	6,859,623	79,755,775

Distributions to Shareholders From:
Net Investment Income
Class A ($0.20 and $0.42 per share, respectively)	(1,678,659)	(3,635,297)
Class I ($0.24 and $0.48 per share, respectively)	(14,350,667)	(27,989,690)
Class C ($0.17 and $0.35 per share, respectively)	(941,964)	(1,972,127)
	(16,971,290)	(33,597,114)
Net Realized Gains
Class A ($0.21 and $- per share, respectively)	(1,722,151)	—
Class I ($0.21 and $- per share, respectively)	(12,446,457)	—
Class C ($0.21 and $- per share, respectively)	(1,139,672)	—
	(15,308,280)	—
Total Distributions to Shareholders	(32,279,570)	(33,597,114)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	14,650,857	26,761,471
Distributions Reinvested	3,004,511	3,198,999
Cost of Shares Redeemed	(14,135,880)	(38,200,775)
Total Class A Shares	3,519,488	(8,240,305)
Class I
Proceeds from Shares Issued	148,799,049	300,703,949
Distributions Reinvested	20,805,295	22,733,928
Cost of Shares Redeemed	(107,709,128)	(214,469,748)
Total Class I Shares	61,895,216	108,968,129
Class C
Proceeds from Shares Issued	2,758,335	8,700,882
Distributions Reinvested	1,891,944	1,723,295
Cost of Shares Redeemed	(4,808,966)	(12,749,453)
Total Class C Shares	(158,687)	(2,325,276)
Total Beneficial Interest Transactions	65,256,017	98,402,548

Increase in Net Assets	39,836,070	144,561,209
Net Assets:
Beginning of Period	963,129,072	818,567,863
End of Period (undistributed net investment income of $34,822,913 and $43,372,552, respectively)	$1,002,965,142	$963,129,072

SHARE ACTIVITY
Class A:
Shares Issued	1,124,756	2,078,561
Shares Reinvested	231,651	249,488
Shares Redeemed	(1,079,651)	(2,961,106)
Net increase (decrease) in shares of beneficial interest outstanding	276,756	(633,057)

Class I:
Shares Issued	11,402,552	23,360,391
Shares Reinvested	1,606,360	1,774,759
Shares Redeemed	(8,241,493)	(16,641,098)
Net increase in shares of beneficial interest outstanding	4,767,419	8,494,052

Class C:
Shares Issued	212,207	680,148
Shares Reinvested	146,873	135,208
Shares Redeemed	(370,026)	(994,271)
Net decrease in shares of beneficial interest outstanding	(10,946)	(178,915)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2018	October 31, 2017
	(Unaudited)
Operations:
Net Investment Income	$508,451	$6,697,287
Net Realized Gain on Investments and Swaps	2,332,388	3,813,015
Net Change in Unrealized Appreciation (Depreciation) on Investments and Swaps	(192,664)	1,620,654
Net Increase in Net Assets Resulting From Operations	2,648,175	12,130,956

Distributions to Shareholders From:
Net Investment Income
Class A ($0.37 and $0.51 per share, respectively)	(12,246)	(37,359)
Class I ($0.40 and $0.63 per share, respectively)	(2,227,886)	(3,387,086)
Class C ($0.28 and $0.38 per share, respectively)	(4,639)	(7,902)
	(2,244,771)	(3,432,347)
Net Realized Gains
Class A ($0.71 and $- per share, respectively)	(22,714)	—
Class I ($0.71 and $- per share, respectively)	(4,134,760)	—
Class C ($0.71 and $- per share, respectively)	(11,949)	—
	(4,169,423)	—
Total Distributions to Shareholders	(6,414,194)	(3,432,347)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued	143,450	4,362,958
Distributions Reinvested	33,352	35,573
Cost of Shares Redeemed	(32,697)	(4,088,971)
Total Class A Shares	144,105	309,560
Class I
Proceeds from Shares Issued	13,843,473	68,331,490
Distributions Reinvested	6,248,078	3,348,256
Cost of Shares Redeemed	(26,108,722)	(24,831,022)
Total Class I Shares	(6,017,171)	46,848,724
Class C
Proceeds from Shares Issued	—	240,700
Distributions Reinvested	14,593	7,211
Cost of Shares Redeemed	(19,505)	(398,875)
Total Class C Shares	(4,912)	(150,964)
Total Beneficial Interest Transactions	(5,877,978)	47,007,320

Increase (Decrease) in Net Assets	(9,643,997)	55,705,929
Net Assets:
Beginning of Period	137,623,947	81,918,018
End of Period (undistributed net investment income of $3,422,704 and $5,159,024, respectively)	$127,979,950	$137,623,947

SHARE ACTIVITY
Class A:
Shares Issued	6,011	186,127
Shares Reinvested	1,404	1,516
Shares Redeemed	(1,337)	(176,158)
Net increase in shares of beneficial interest outstanding	6,078	11,485

Class I:
Shares Issued	570,913	2,913,895
Shares Reinvested	263,320	142,484
Shares Redeemed	(1,088,909)	(1,046,053)
Net increase (decrease) in shares of beneficial interest outstanding	(254,676)	2,010,326

Class C:
Shares Issued	—	10,296
Shares Reinvested	620	309
Shares Redeemed	(802)	(17,042)
Net decrease in shares of beneficial interest outstanding	(182)	(6,437)

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2018	October 31, 2017
	(Unaudited)
Operations:
Net Investment Income	$1,244,000	$5,723,133
Net Realized Gain on Investments and Swaps	556,921	1,485,532
Net Change in Unrealized Depreciation on Investments	(330,869)	(1,257,542)
Net Increase in Net Assets Resulting From Operations	1,470,052	5,951,123

Distributions to Shareholders From:
Net Investment Income
Class A ($0.20 and $0.31 per share, respectively)	(2,382)	(4,577)
Class I ($0.22 and $0.36 per share, respectively)	(1,854,036)	(3,177,652)
Class C ($0.13 and $0.19 per share, respectively)	(1,245)	(2,849)
	(1,857,663)	(3,185,078)
Net Realized Gains
Class A ($0.25 and $- per share, respectively)	(2,643)	—
Class I ($0.25 and $- per share, respectively)	(2,110,393)	—
Class C ($0.25 and $- per share, respectively)	(2,436)	—
	(2,115,472)	—
Total Distributions to Shareholders	(3,973,135)	(3,185,078)

Capital Share Transactions:
Class A
Proceeds from Shares Issued	159,965	108,703
Distributions Reinvested	4,719	3,646
Cost of Shares Redeemed	—	(206,194)
Total Class A Shares	164,684	(93,845)
Class I
Proceeds from Shares Issued	3,195,257	72,539,548
Distributions Reinvested	3,877,379	3,109,402
Cost of Shares Redeemed	(20,387,190)	(32,790,821)
Total Class I Shares	(13,314,554)	42,858,129
Class C
Proceeds from Shares Issued	—	153,280
Distributions Reinvested	3,681	2,849
Cost of Shares Redeemed	(16,444)	(245,857)
Total Class C Shares	(12,763)	(89,728)
Total Beneficial Interest Transactions	(13,162,633)	42,674,556

Increase (Decrease) in Net Assets	(15,665,716)	45,440,601
Net Assets:
Beginning of Period	147,877,374	102,436,773
End of Period (undistributed net investment income of $2,628,935 and $3,242,598, respectively)	$132,211,658	$147,877,374

SHARE ACTIVITY
Class A:
Shares Issued	9,804	6,585
Shares Reinvested	290	223
Shares Redeemed	—	(12,584)
Net increase (decrease) in shares of beneficial interest outstanding	10,094	(5,776)

Class I:
Shares Issued	196,128	4,430,132
Shares Reinvested	238,444	189,761
Shares Redeemed	(1,240,764)	(1,992,318)
Net increase (decrease) in shares of beneficial interest outstanding	(806,192)	2,627,575

Class C:
Shares Issued	—	9,209
Shares Reinvested	224	173
Shares Redeemed	(1,000)	(14,851)
Net decrease in shares of beneficial interest outstanding	(776)	(5,469)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended April 30, 2018

Cash flows from operating activities:
Net increase in net assets resulting from operations	$2,648,175
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(120,051,609)
Proceeds from sales of investments	139,507,082
Purchases of short term investments, net	(8,803,805)
Net realized gain from investments	(2,469,054)
Net change in unrealized appreciation from investments	(169,111)
Net accretion of discounts	(119,742)

Changes in assets and liabilities (Increase)/decrease in assets:
Segregated cash - collateral for loan	2,187,176
Interest receivable	221,873
Receivable from open swap contracts	269,869
Prepaid expenses and other assets	4,751
Increase/(decrease) in liabilities:
Payable for securities purchased	2,817,605
Interest payable	447,128
Accrued advisory fees	(113,170)
Accrued distribution fees	(44)
Other accrued expenses payable	(15,479)
Net cash provided by operating activities	16,453,551

Cash flows from financing activities:
Proceeds from revolving credit line payable to bank	11,500,000
Repayment of borrowings under revolving credit line payable	(15,500,000)
Proceeds from shares sold	13,986,923
Payment on shares redeemed	(26,160,924)
Cash distributions paid	(118,171)
Net cash used in financing activities	(16,292,172)

Net increase in cash	161,379
Cash at beginning of period	—
Cash at end of period	$161,379

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of:
Reinvestment of dividends	$6,296,023
Interest paid	$410,784

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months Ended
	April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.19		$12.53	$12.15	$12.75	$12.55	$10.70
Increase (decrease) from operations:
Net investment income (a)	0.09		0.72	0.28	0.23	0.37	0.31
Net gain (loss) from securities (both realized and unrealized)	(0.01)		0.36	0.33	(0.17)	0.59	1.84
Total from operations	0.08		1.08	0.61	0.06	0.96	2.15
Distributions to shareholders from:
Net investment income	(0.20)		(0.42)	(0.20)	(0.32)	(0.27)	(0.30)
Net realized gain	(0.21)		—	(0.03)	(0.34)	(0.49)	—
Total distributions	(0.41)		(0.42)	(0.23)	(0.66)	(0.76)	(0.30)
Net Asset Value, End of Period	$12.86		$13.19	$12.53	$12.15	$12.75	$12.55
Total Return (b)	0.63	% (d)	8.72%	5.07%	0.49%	7.98%	20.33%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$110,632		$109,900	$112,311	$159,608	$305,994	$219,218
Ratio of expenses to average net assets	1.44	% (c)	1.45%	1.49%	1.44%	1.45%	1.50%
Ratio of net investment income to average net assets	1.36	% (c)	5.55%	2.30%	3.10%	2.87%	2.69%
Portfolio turnover rate	51	% (d)	79%	46%	81%	78%	104%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months Ended
	April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.19		$12.53	$12.15	$12.76	$12.59	$10.73
Increase (decrease) from operations:
Net investment income (a)	0.12		0.78	0.39	0.45	0.43	0.37
Net gain (loss) from securities (both realized and unrealized)	(0.01)		0.36	0.28	(0.33)	0.60	1.85
Total from operations	0.11		1.14	0.67	0.12	1.03	2.22
Distributions to shareholders from:
Net investment income	(0.24)		(0.48)	(0.26)	(0.39)	(0.37)	(0.36)
Net realized gain	(0.21)		—	(0.03)	(0.34)	(0.49)	—
Total distributions	(0.45)		(0.48)	(0.29)	(0.73)	(0.86)	(0.36)
Net Asset Value, End of Period	$12.85		$13.19	$12.53	$12.15	$12.76	$12.59
Total Return (b)	0.81	% (d)	9.27%	5.56%	1.08%	8.49%	20.95%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$822,921		$781,823	$636,200	$480,548	$352,395	$129,282
Ratio of expenses to average net assets	0.94	% (c)	0.95%	0.99%	0.94%	0.95%	1.00%
Ratio of net investment income to average net assets	1.86	% (c)	6.06%	3.21%	3.60%	3.37%	3.19%
Portfolio turnover rate	51	% (d)	79%	46%	81%	78%	104%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months Ended
	April 30,		Year Ended October 31,
	2018		2017	2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$13.10		$12.45	$12.07	$12.68	$12.50	$10.67
Increase (decrease) from operations:
Net investment income (a)	0.06		0.65	0.24	0.26	0.30	0.25
Net gain (loss) from securities (both realized and unrealized)	(0.02)		0.35	0.31	(0.27)	0.59	1.84
Total from operations	0.04		1.00	0.55	(0.01)	0.89	2.09
Distributions to shareholders from:
Net investment income	(0.17)		(0.35)	(0.14)	(0.26)	(0.22)	(0.26)
Net realized gain	(0.21)		—	(0.03)	(0.34)	(0.49)	—
Total distributions	(0.38)		(0.35)	(0.17)	(0.60)	(0.71)	(0.26)
Net Asset Value, End of Period	$12.76		$13.10	$12.45	$12.07	$12.68	$12.50
Total Return (b)	0.31	% (d)	8.14%	4.50%	0.07%	7.42%	19.77%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$69,412		$71,406	$70,057	$69,396	$66,968	$43,998
Ratio of expenses to average net assets	1.94	% (c)	1.95%	1.99%	1.94%	1.95%	2.00%
Ratio of net investment income to average net assets	0.86	% (c)	5.06%	1.96%	2.60%	2.37%	2.19%
Portfolio turnover rate	51	% (d)	79%	46%	81%	78%	104%

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2018		October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$24.31		$22.41	$20.99	$20.00
Increase from operations:
Net investment income (a)	0.06		1.16	1.46	0.50
Net gain from securities (both realized and unrealized)	0.36		1.25	0.50	0.68
Total from operations	0.42		2.41	1.96	1.18
Distributions to shareholders from:
Net investment income	(0.37)		(0.51)	(0.29)	(0.19)
Net realized gain	(0.71)		—	(0.25)	—
Total distributions	(1.08)		(0.51)	(0.54)	(0.19)
Net Asset Value, End of Period	$23.65		$24.31	$22.41	$20.99
Total Return (b)	1.89	% (d)	10.87%	9.43%	5.88%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$895		$773	$455	$82
Ratio of expenses to average net assets,
before reimbursement	4.61	% (c)	4.33%	5.49%	4.58	% (c)
net of reimbursement	3.49	% (c)	4.17%	5.00%	3.74	% (c)
Ratio of net investment income to average net assets	0.53	% (c)	4.89%	6.77%	1.45	% (c)
Portfolio turnover rate	63	% (d)	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2018		October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$24.30		$22.45	$21.01	$20.00
Increase from operations:
Net investment income (a)	0.09		1.21	0.45	0.31
Net gain from securities (both realized and unrealized)	0.35		1.27	1.56	0.90
Total from operations	0.44		2.48	2.01	1.21
Distributions to shareholders from:
Net investment income	(0.40)		(0.63)	(0.32)	(0.20)
Net realized gain	(0.71)		—	(0.25)	—
Total distributions	(1.11)		(0.63)	(0.57)	(0.20)
Net Asset Value, End of Period	$23.63		$24.30	$22.45	$21.01
Total Return (b)	1.97	% (d)	11.16%	9.75%	5.99%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$126,698		$136,449	$80,948	$43,168
Ratio of expenses to average net assets,
before reimbursement	4.36	% (c)	4.15%	4.11%	4.33	% (c)
net of reimbursement	3.24	% (c)	4.00%	3.62%	3.49	% (c)
Ratio of net investment income to average net assets	0.77	% (c)	5.11%	2.10%	1.70	% (c)
Portfolio turnover rate	63	% (d)	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2018		October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$24.07		$22.24	$20.88	$20.00
Increase from operations:
Net investment income (loss) (a)	(0.03)		0.96	0.08	0.12
Net gain from securities (both realized and unrealized)	0.36		1.25	1.70	0.91
Total from operations	0.33		2.21	1.78	1.03
Distributions to shareholders from:
Net investment income	(0.28)		(0.38)	(0.17)	(0.15)
Net realized gain	(0.71)		—	(0.25)	—
Total distributions	(0.99)		(0.38)	(0.42)	(0.15)
Net Asset Value, End of Period	$23.41		$24.07	$22.24	$20.88
Total Return (b)	1.48	% (d)	9.98%	8.61%	5.14%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$387		$402	$515	$67
Ratio of expenses to average net assets,
before reimbursement	5.36	% (c)	5.14%	5.11%	5.33	% (c)
net of reimbursement	4.24	% (c)	4.98%	4.62%	4.49	% (c)
Ratio of net investment income (loss) to average net assets	(0.23)	% (c)	4.10%	0.38%	0.70	% (c)
Portfolio turnover rate	63	% (d)	122%	81%	109	% (d)

*	Miller Convertible Plus Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class A
	Six Months Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2018		October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.55		$16.20	$15.47	$15.00
Increase from operations:
Net investment income (a)	0.13		0.57	0.14	0.34
Net gain from securities (both realized and unrealized)	0.01		0.09	0.84	0.24
Total from operations	0.14		0.66	0.98	0.58
Distributions to shareholders from:
Net investment income	(0.20)		(0.31)	(0.16)	(0.11)
Net realized gain	(0.25)		—	(0.09)	—
Total distributions	(0.45)		(0.31)	(0.25)	(0.11)
Net Asset Value, End of Period	$16.24		$16.55	$16.20	$15.47
Total Return (b)	0.86	% (d)	4.11%	6.42%	3.84%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$336		$176	$266	$863
Ratio of expenses to average net assets,
before reimbursement/recapture	1.39	% (c)	1.43%	1.76%	2.05	% (c)
net of reimbursement/recapture	1.30	% (c)	1.50%	1.50%	1.50	% (c)
Ratio of net investment income to average net assets	1.60	% (c)	3.48%	0.90%	1.39	% (c)
Portfolio turnover rate	55	% (d)	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class I
	Six Months Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2018		October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.55		$16.21	$15.47	$15.00
Increase from operations:
Net investment income (a)	0.15		0.62	0.31	0.21
Net gain from securities (both realized and unrealized)	0.01		0.08	0.72	0.38
Total from operations	0.16		0.70	1.03	0.59
Distributions to shareholders from:
Net investment income	(0.22)		(0.36)	(0.20)	(0.12)
Net realized gain	(0.25)		—	(0.09)	—
Total distributions	(0.47)		(0.36)	(0.29)	(0.12)
Net Asset Value, End of Period	$16.24		$16.55	$16.21	$15.47
Total Return (b)	0.98	% (d)	4.34%	6.76%	3.92%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$131,728		$147,539	$101,923	$41,597
Ratio of expenses to average net assets,
before reimbursement/recapture	1.14	% (c)	1.18%	1.51%	1.80	% (c)
net of reimbursement/recapture	1.05	% (c)	1.25%	1.25%	1.25	% (c)
Ratio of net investment income to average net assets	1.80	% (c)	3.78%	2.00%	1.64	% (c)
Portfolio turnover rate	55	% (d)	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period.

	Class C
	Six Months Ended		Year	Year	Period
	April 30,		Ended	Ended	Ended
	2018		October 31, 2017	October 31, 2016	October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$16.64		$16.29	$15.57	$15.00
Increase from operations:
Net investment income (a)	0.07		0.45	0.07	0.31
Net gain from securities (both realized and unrealized)	0.01		0.09	0.80	0.26
Total from operations	0.08		0.54	0.87	0.57
Distributions to shareholders from:
Net investment income	(0.13)		(0.19)	(0.06)	—
Net realized gain	(0.25)		—	(0.09)	—
Total distributions	(0.38)		(0.19)	(0.15)	—
Net Asset Value, End of Period	$16.34		$16.64	$16.29	$15.57
Total Return (b)	0.48	% (d)	3.31%	5.65%	3.80%
Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$147		$163	$249	$105
Ratio of expenses to average net assets,
before reimbursement/recapture	2.14	% (c)	2.18%	2.51%	2.80	% (c)
net of reimbursement/recapture	2.05	% (c)	2.25%	2.25%	2.25	% (c)
Ratio of net investment income to average net assets	0.80	% (c)	2.75%	0.47%	0.64	% (c)
Portfolio turnover rate	55	% (d)	83%	40%	85	% (d)

*	Miller Intermediate Bond Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the daily average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses or recaptured expenses during certain periods, total returns would have been lower or higher, respectively.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2018

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) referred to collectively, as the “Funds”, are separate series of the Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Funds currently offer Class A, Class I and Class C shares. Convertible Bond Fund’s Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. Convertible Plus Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Intermediate Bond Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Asset Management, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services - Investment Companies.”

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Debt securities and long-term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker or counterparty in/to the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Board.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2018 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$898,364,076	$—	$898,364,076
Other Convertible Notes*	33,193,875	—	—	33,193,875
U.S. Treasury Obligations	—	28,188,730	—	28,188,730
Short-Term Investments	28,451,715	—	—	28,451,715
Total Investments in Securities	$61,645,590	$926,552,806	$—	$988,198,396

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$169,283,340	$—	$169,283,340
Other Convertible Notes*	9,250,000	—	—	9,250,000
U.S. Treasury Obligations	—	2,871,172	—	2,871,172
Short-Term Investments	10,066,966	—	—	10,066,966
Total Investments in Securities	$19,316,966	$172,154,512	$—	$191,471,478

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$91,906	$—	91,906

Intermediate Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$94,163,651	$—	$94,163,651
Other Convertible Notes*	6,500,000	—	—	6,500,000
U.S. Treasury Obligations	—	28,637,280	—	28,637,280
Short-Term Investments	4,000,377	—	—	4,000,377
Total Investments in Securities	$10,500,377	$122,800,931	$—	$133,301,308

There were no transfers into or out of Level 1, Level 2, and Level 3 in the current period. Transfers between the Levels for investment in securities or other financial instruments are measured at the end of the reporting period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents the payable for open swap contracts.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Synthetic Convertible Bond Risk – Synthetic convertible bonds are financial instruments created by combining two or more separate securities that, in total, have returns that are similar to a convertible bond. Synthetic convertible bonds are derivative debt securities and are subject to the creditworthiness of the counterparty of the synthetic security. The value of a synthetic convertible bond may decline substantially if the counterparty’s creditworthiness deteriorates. The value of a synthetic convertible bond may also respond differently to market fluctuations than a convertible bond because a synthetic convertible is composed of two or more separate securities, each with its own market value.

Leverage Risk – The use of leverage through activities such as borrowing or purchasing derivatives can magnify the effects of changes in the value of the Convertible Plus Fund and make the Convertible Plus Fund’s share price more volatile and sensitive to market movements. The leveraged investment techniques that the Convertible Plus Fund employs could cause investors in the Convertible Plus Fund to lose more money in adverse environments. Leverage may result in the creation of a liability that requires the Convertible Plus Fund to pay interest or fees, which may be greater than the income or gain received by the Convertible Plus Fund from the securities purchased with leverage proceeds.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, U.S. Dollar-1-Month London Interbank Offered Rate-British Banker’s Association (USD-1M LIBOR-BBA) and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2018, the Funds invested in total return swaps. The total return swaps can be found on the Statement of Assets and Liabilities under receivable/payable for open swap contracts. At April 30, 2018, the payable for open swap contracts were $91,906 for the Convertible Plus Fund, on the Statements of Assets and Liabilities. For the six months ended April 30, 2018, the net realized gain (loss) on swaps was $(1,004,841), $(136,666) and $(2,023) for the Convertible Bond Fund, Convertible Plus Fund and Intermediate Bond Fund, respectively, on the Statements of Operations. For the six months ended April 30, 2018, the net change in unrealized appreciation/(depreciation) was $(286,238), $(361,775) and $2,022 for the Convertible Bond Fund, Convertible Plus Fund and Intermediate Bond Fund, respectively, on the Statements of Operations.

The average notional value of total return swaps that the Funds invested in during the six months ended April 30, 2018 were $15,264,263, $8,084,142 and $0 for the Convertible Bond Fund, Convertible Plus Fund and Intermediate Bond Fund, respectively. The average notional value previously discussed serves as the indicator of the volume for the Funds.

Offsetting of Financial Assets and Derivative Assets – The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2018.

Covertible Plus Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities
			Net Amounts of
	Gross Amounts of	Gross Amounts Offset	Assets Presented in
	Recognized	in the Statement of	the Statement of	Financial	Cash Collateral
Description	Liabilities (1)	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (2)	Net Amount
Swaps	$91,906	$—	$(91,906)	$—	$—	$(91,906)
Total	$91,906	$—	$(91,906)	$—	$—	$(91,906)

(1)	Swap contracts variation margin as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends October 31, 2015 through October 31, 2017 for the Funds or expected to be taken in all the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2018, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% and 0.95% for the Convertible Bond Fund and the Intermediate Bond Fund, respectively, of the average daily net assets of each respective Fund. The Convertible Plus Fund pays the Adviser an annual rate of 1.95% of the average daily managed assets, which is equal its total assets including assets attributable to borrowings, minus accrued liabilities other than borrowings. For the six months ended April 30, 2018, the Adviser earned advisory fees of $3,638,672, $1,898,537 and $657,394 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28 2019, to ensure that net annual operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 2.20%, 1.95% and 2.95% of the Convertible Plus Fund’s average daily net assets for Class A, Class I and Class C shares, respectively and 1.30%, 1.05% and 2.05% of the Intermediate Bond Fund’s average daily net assets for Class A, Class I and Class C shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. For the six months ended April 30, 2018, the Adviser waived fees of $743,056 and $62,524 for the Convertible Plus Fund and the Intermediate Bond Fund, respectively.

As of October 31, 2017, the following amounts are subject to recapture by the Advisor by October 31 of the following years:

	2018	2019	2020
Convertible Plus Fund	$221,204	$234,298	$198,827
Intermediate Bond Fund	26,406	145,219	—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Convertible Bond Fund’s Class A shares pay 0.50% per year of its average daily net assets for such distribution and shareholder service activities. The Convertible Plus Fund and the Intermediate Bond Fund’s Class A pay 0.25% per year of its average daily net assets for distribution and shareholder service activities under the Plan. The Funds’ Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan. For the six months ended April 30, 2018, the 12b-1 fees accrued amounted to $269,463 and $352,032 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively, $987 and $1,964 for the Convertible Plus Fund’s Class A shares and Class C shares, respectively, and $248 and $785 for the Intermediate Bond Fund’s Class A and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended April 30, 2018, the Distributor received $70,681 in underwriting commissions for sales of Class A shares, of which $10,386 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund. For the six months ended April 30, 2018, the Distributor received $502 in underwriting commissions for sales of Class A shares, of which $77 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Plus Fund. For the six months ended April 30, 2018, the Distributor received $4,601 in underwriting commissions for sales of Class A shares, of which $714 was retained by the principal underwriter or other affiliated broker-dealers for the Intermediate Bond Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Adviser receives an annual retainer fee of $50,000 (pro-rated for partial years), as well as $15,000 for each regular meeting attended in-person and $1,000 for each meeting conducted by telephone. The chair of the Audit Committee receives an additional payment of $6,000 as an annual retainer fee for serving in that capacity. None of the Officers or Trustees who are affiliated with the Trust receive compensation from the Trust.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2018, amounted to $502,269,020 and $474,337,369, respectively for the Convertible Bond Fund, $120,051,609 and $139,507,082, respectively for the Convertible Plus Fund and $74,471,323 and $88,191,553, respectively for the Intermediate Bond Fund.

5.	LINE OF CREDIT

The Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed, with an exception it expects to limit its borrowings for investment purposes to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed). The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 1.15% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2018, the Convertible Plus Fund recorded $857,912 in interest on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2018 were $62,645,604 and 2.73%, respectively. The largest outstanding amount borrowed during the period was $67,500,000. The balance on the line of credit as of April 30, 2018 was $61,000,000 and the amount of the commitment is $77,000,000. The interest rate as of April 30, 2018 was 2.85%.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding swaps and its respective gross unrealized appreciation and depreciation at April 30, 2018, were as follows

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Tax Cost	Appreciation	Depreciation	Appreciation
Convertible Bond Fund	$964,390,893	$50,865,708	$(27,058,205)	$23,807,503
Convertible Plus Fund	187,343,751	9,103,582	(4,975,856)	4,127,726
Intermediate Bond Fund	132,114,437	4,383,548	(3,196,677)	1,186,871

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the year ended October 31, 2017:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$33,597,114	$—	$—	$33,597,114
Convertible Plus Fund	3,432,347	—	—	3,432,347
Intermediate Bond Fund	3,185,078	—	—	3,185,078

For the year ended October 31, 2016:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$15,710,856	$1,008,199	$—	$16,719,055
Convertible Plus Fund	1,281,373	—	—	1,281,373
Intermediate Bond Fund	755,138	149,686	—	904,824

As of October 31, 2017, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits
Convertible Bond Fund	$18,827,750	$3,816,952	$—	$—	$—	$44,363,121	$67,007,823
Convertible Plus Fund	4,876,349	—	—	—	—	5,687,494	10,563,843
Intermediate Bond Fund	2,567,490	—	—	—	—	2,242,874	4,810,364

The difference between book basis and tax basis distributable earnings and unrealized appreciation (depreciation) is primarily attributable to the tax treatment of amortization on convertible securities, income on contingent convertible debt securities, Section 305(c) deemed dividend distributions, the mark-to market on open swap contracts and the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to tax adjustments for swaps, contingent convertible debt securities, Section 305(c) deemed dividend distributions and equalization debits resulted in reclassification for the year ended October 31, 2017 as follows:

	Paid	Undistributed	Accumulated
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Convertible Bond Fund	$3,816,427	$5,316,623	$(9,133,050)
Convertible Plus Fund	626,303	392,514	(1,018,817)
Intermediate Bond Fund	401,039	(147,924)	(253,115)

8.	CROSS TRADES

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by the respective Funds from or to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
April 30, 2018

procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended April 30, 2018, the Convertible Bond Fund, the Convertible Plus Fund and the Intermediate Bond Fund engaged in cross-trades.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2018

As a shareholder of the Funds you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/17)	Value (4/30/18)	Ratio	(11/1/17 to 4/30/18)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,006.30	1.44%	$7.15
Class I	$1,000.00	$1,008.10	0.94%	$4.66
Class C	$1,000.00	$1,003.10	1.94%	$9.62
Miller Convertible Plus Fund
Class A	$1,000.00	$1,018.90	2.20%	$11.01
Class I	$1,000.00	$1,019.70	1.95%	$9.77
Class C	$1,000.00	$1,014.80	2.95%	$14.73
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,008.60	1.30%	$6.47
Class I	$1,000.00	$1,009.80	1.05%	$5.23
Class C	$1,000.00	$1,004.80	2.05%	$10.19
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.67	1.44%	$7.19
Class I	$1,000.00	$1,020.15	0.94%	$4.69
Class C	$1,000.00	$1,015.19	1.94%	$9.68
Miller Convertible Plus Fund
Class A	$1,000.00	$1,013.88	2.20%	$10.99
Class I	$1,000.00	$1,015.12	1.95%	$9.74
Class C	$1,000.00	$1,010.17	2.95%	$14.70
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,018.35	1.30%	$6.50
Class I	$1,000.00	$1,019.59	1.05%	$5.26
Class C	$1,000.00	$1,014.63	2.05%	$10.24

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2018 (181) divided by the number of days in the fiscal year (365).

Miller Funds
Change in Accountants (Unaudited)
April 30, 2018

On February 8, 2018, the Audit Committee of Miller Investment Trust (“Committee”) appointed and formally engaged Deloitte & Touche LLP (“Deloite”) as the Funds’ independent registered public accounting firm for the fiscal year ending October 31, 2018. The selection was based on a number of factors including improving the level of service and industry expertise.

RSM US LLP’s (“RSM”) reports on the Funds’ financial statements for the year ended October 31, 2017 did not contain an adverse opinion or a disclaimer of opinion, nor were such reports qualified or modified as to uncertainty, audit scope or accounting principles.

For the year ended October 31, 2017, there were no disagreements between the Funds and RSM on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of RSM, would have caused it to make reference to the subject matter of the disagreement in its report on the financial statements for such period.

For the year ended October 31, 2017, there were no reportable events (as defined in Item 304(a)(1)(v) of Regulation S-K).

During the periods ended prior to November 1, 2017, neither the Funds nor anyone on its behalf has consulted with Deloitte regarding; (i) the application of accounting principles to a specified transaction, either completed or proposed; or the type of audit opinion that might be rendered on the Funds’ financial statements, and neither a written report was provided to the Funds nor oral advice was provided that Deloitte concluded was an important factor considered by the Funds in reaching a decision as to any accounting, auditing or financial reporting issue; or (ii) any matter that was the subject of a disagreement (as that term is defined in Item 304 (a)(1)(iv) of Regulation S-K and the related instructions to Item 304 of Regulation S-K) or a reportable event (as that term is defined in Item 304 (a)(1)(v) of Regulation S-K).

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Asset Management, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel	Thompson Hine LLP
1919 M Street, N.W. – Suite 700
Washington, DC 20036

Transfer Agent	Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

Miller Funds • 17605 Wright St. •Suite 2 • Omaha, NE 68130

1-877-441-4434

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/ Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date 7/9/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date 7/9/18